Condensed Consolidated Guarantor Data-Balance Sheet (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 9% Senior Notes Due 2018 [Member]	May 09, 2012 9% Senior Notes Due 2018 [Member] Senior notes [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member] Affinity Gaming, LLC [Member]	Dec. 31, 2011 Successor [Member] Affinity Gaming, LLC [Member]	Dec. 31, 2010 Successor [Member] Affinity Gaming, LLC [Member]	Dec. 31, 2012 Successor [Member] Affinity Gaming Finance Corp. [Member]	Dec. 31, 2011 Successor [Member] Affinity Gaming Finance Corp. [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Consolidating/Eliminating Member]	Dec. 31, 2011 Successor [Member] Consolidating/Eliminating Member]	Dec. 31, 2010 Successor [Member] Consolidating/Eliminating Member]
Guarantor Obligations [Line Items]
Aggregate principal amount				$ 200,000,000.0
Interest rate (percent)			9.00%	9.00%
Current assets
Cash and cash equivalents					126,873,000	45,956,000	59,781,000	89,063,000	5,065,000	20,945,000	0	0	37,810,000	40,891,000	38,836,000	0	0	0	0	0	0
Restricted cash					608,000	9,237,000		469,000	9,105,000		0		139,000	132,000		0	0		0	0
Intercompany receivables					0	0		0	19,132,000		0		27,500,000	0		0	0		(27,500,000)	(19,132,000)
Receivable, St Jo flood					0	4,068,000			0					4,068,000			0			0
Accounts receivable, net					5,109,000	3,662,000		775,000	429,000		0		4,334,000	3,233,000		0	0		0	0
Prepaid expense					8,568,000	7,908,000		1,060,000	644,000		0		7,508,000	7,264,000		0	0		0	0
Inventory					2,835,000	2,854,000		0	0		0		2,835,000	2,854,000		0	0		0	0
Deferred income tax asset		0			3,124,000	0		904,000	1,410,000		0		2,220,000	0		0	0		0	(1,410,000)
Total current assets					147,117,000	73,685,000		92,271,000	35,785,000		0		54,846,000	58,442,000		0	0		0	(20,542,000)
Property and equipment, net	267,948,000	218,594,000			267,948,000	218,594,000		3,866,000	1,978,000		0		264,082,000	216,616,000		0	0		0	0
Investment in subsidiaries					0	0		338,535,000	329,596,000		0		0	0		0	0		(338,535,000)	(329,596,000)
Intercompany notes receivable					0	0		193,216,000	193,216,000		0		0	0		0	0		(193,216,000)	(193,216,000)
Other assets, net	1,196,000	1,495,000			14,951,000	7,597,000		11,820,000	4,304,000		0		3,131,000	3,293,000		0	0		0	0
Assets held for sale					21,443,000	130,033,000		0	0		0		21,443,000	38,854,000		0	91,179,000		0	0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent						0			1,818,000					0			242,000			(2,060,000)
Intangibles	131,947,000	125,544,000			131,947,000	125,544,000		0	0		0		131,947,000	125,544,000		0	0		0	0
Goodwill	68,516,000	53,455,000			68,516,000	48,287,000		0	0		0		68,516,000	48,287,000		0	0		0	0
Total assets	651,922,000	603,740,000			651,922,000	603,740,000		639,708,000	566,697,000		0		571,465,000	491,036,000		0	91,421,000		(559,251,000)	(545,414,000)
Current liabilities
Accounts payable					14,001,000	11,948,000		2,043,000	2,278,000		0		11,958,000	9,670,000		0	0		0	0
Intercompany payables					0	0		27,500,000	0		0		0	19,132,000		0	0		(27,500,000)	(19,132,000)
Accrued interest					2,581,000	97,000		2,581,000	97,000		0		0	0		0	0		0	0
Accrued expense	21,097,000	23,719,000			21,097,000	23,719,000		2,802,000	9,286,000		0		18,295,000	14,433,000		0	0		0	0
Income tax payable					516,000	184,000		516,000	66,000		0		0	0		0	118,000		0	0
Deferred income tax liability	(3,124,000)	735,000			0	735,000			0					2,021,000			124,000			(1,410,000)
Current maturities of long-term debt	7,281,000	1,325,000			7,281,000	1,325,000		7,281,000	1,325,000		0		0	0		0	0		0	0
Total current liabilities					45,476,000	38,008,000		42,723,000	13,052,000		0		223,469,000	238,472,000		0	242,000		(220,716,000)	(213,758,000)
Intercompany notes payable					0	0			0					193,216,000			0		(193,216,000)	(193,216,000)
Long-term debt, less current portion	389,435,000	347,075,000			389,435,000	347,075,000		389,435,000	347,075,000		0		0	0		0	0		0	0
Other liabilities					1,007,000	1,014,000		283,000	335,000		0		724,000	679,000		0	0		0	0
Liabilities held for sale	3,552,000	8,644,000			3,552,000	8,644,000		0	0		0		3,552,000	3,756,000		0	4,888,000		0	0
Deferred income tax liability	5,322,000	2,764,000			5,322,000	2,764,000		137,000	0		0		5,185,000	4,824,000		0	0		0	(2,060,000)
Total liabilities					444,792,000	397,505,000		432,578,000	360,462,000		0		232,930,000	247,731,000		0	5,130,000		(220,716,000)	(215,818,000)
Owners' equity
Common stock					20,000	0		20,000			0		0			0			0
Other equity					207,110,000	206,235,000		207,110,000	206,235,000		0		338,535,000	243,305,000		0	86,291,000		(338,535,000)	(329,596,000)
Total owners’ equity					207,130,000	206,235,000	198,033,000	207,130,000	206,235,000		0		338,535,000	243,305,000		0	86,291,000		(338,535,000)	(329,596,000)
Total liabilities and owners’ equity					$ 651,922,000	$ 603,740,000		$ 639,708,000	$ 566,697,000		$ 0		$ 571,465,000	$ 491,036,000		$ 0	$ 91,421,000		$ (559,251,000)	$ (545,414,000)